Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB STRATEGIC TRUST
Prospectus Date	rr_ProspectusDate	Dec. 27, 2013
Supplement [Text Block]	sst_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab International Equity ETFs

Schwab International Equity ETFs TM

Supplement dated April 18, 2014 to the

Prospectus dated December 27, 2013, as supplemented March 5, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective April 18, 2014, the management fee of Schwab International Equity ETF has been reduced, as follows:

	Current Management Fee	New Management Fee
Schwab International Equity ETF	0.09%	0.08%

                   Accordingly, the following changes to the Prospectus are effective April 18, 2014:

1.                The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.08
Other expenses	None

Total annual fund operating expenses	0.08

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$8	$26	$45	$103

Schwab International Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab International Equity ETFs

Schwab International Equity ETFs TM

Supplement dated April 18, 2014 to the

Prospectus dated December 27, 2013, as supplemented March 5, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective April 18, 2014, the management fee of Schwab International Equity ETF has been reduced, as follows:

	Current Management Fee	New Management Fee
Schwab International Equity ETF	0.09%	0.08%

                   Accordingly, the following changes to the Prospectus are effective April 18, 2014:

1.                The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.08
Other expenses	None

Total annual fund operating expenses	0.08

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$8	$26	$45	$103

Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Schwab International Equity ETF | Schwab International Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.08%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.08%
1 year	rr_ExpenseExampleYear01	$ 8
3 years	rr_ExpenseExampleYear03	26
5 years	rr_ExpenseExampleYear05	45
10 years	rr_ExpenseExampleYear10	$ 103